Share capital and warrants - Movements for the warrants outstanding (Details)		12 Months Ended
	May 04, 2022	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Number of Warrants
Balance - Beginning of period | shares		4,929,791	3,119,508
Warrants Expired | shares		(4,929,791)
Balance -End of period | shares		19,116,849	4,929,791
Weighted average exercise price
Warrants exercise price - Beginning of period | $ / shares		$ 30.00	$ 30.00
Warrants Expired (in dollars per share) | $ / shares		30.00
Warrants exercise price - End of period | $ / shares		$ 17.29	$ 30.00
Reverse stock split ratio	3
Brokered private placement
Number of Warrants
Issued | shares		7,752,917
Weighted average exercise price
Issued (in dollars per share) | $ / shares		$ 22.80
Non-brokered private placement
Number of Warrants
Issued | shares		11,363,932	1,810,283
Weighted average exercise price
Issued (in dollars per share) | $ / shares		$ 13.53	$ 30.00